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                                                            HARTFORD LIFE




May 21, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Fortis Benefits Insurance Company
      Variable Account D ("Registrant")
      TD Waterhouse variable annuity
      File No. 33-63935

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of Variable Account D and Fortis Benefits Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus incorporated by reference contained in Post Effective Amendment No.12 to the registration statement for the Company and the Variable Account D which became effective May 19, 2003.

If you have any questions, please feel free to contact me at (860) 843-8336.

Very truly yours,

/s/  Shane Daly

Shane Daly
Assistant Counsel

Enclosure